UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-04379
Plan Investment Fund, Inc.
(Exact Name of Registrant as specified in charter)
2 Mid America Plaza
Suite 200
Oakbrook Terrace, Illinois 60181
(Address of Principal Executive Offices) (Zip code)
Gerard T. Mallen, President
2 Mid America Plaza
Suite 200
Oakbrook Terrace, Illinois 60181
(Name and Address of Agent for Service)
COPY TO:
Robert F. Weber, Esq.
Seyfarth Shaw LLP
131 S. Dearborn Street
Chicago, Illinois 60603
Registrant’s telephone number, including area code: (630) 472-7700
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.
The registrant’s schedule of investments is as follows:

Government/REPO Portfolio
(Unaudited)
Schedule of Investments
September 30, 2009

				Amortized
Par Value		Interest Rate	Maturity	Cost
REPURCHASE AGREEMENTS — 100.1%
$47,991,000	Barclays Capital, Inc. To be repurchased at $47,991,027 (collateralized by $41,164,800 par amount of U.S. Treasury Inflation Adjusted Note, 2.00%; due 07/15/2014; Total Market Value $48,950,899)	0.02%	10/01/09	$47,991,000
52,000,000	Goldman Sachs & Co. To be repurchased at $52,000,072 (collateralized by $71,574,972 par amount of Federal National Mortgage Association STRIPS, 0.00%; due 06/01/2039; Total Market Value $53,560,000)	0.05%	10/01/09	52,000,000
40,000,000	Morgan Stanley & Co., Inc. To be repurchased at $40,000,067 (collateralized by $40,496,376 par amount of Federal Home Loan Mortgage Corporation Participating Certificates, 4.50%; due 09/01/2039; Total Market Value $ 41,200,001)	0.06%	10/01/09	40,000,000
50,000,000	RBS Securities, Inc. To be repurchased at $50,000,111 (collateralized by $45,705,000 par amount of Federal Home Loan Mortgage Association Note, 5.00%; due 04/18/2017; Total Market Value $51,504,053)	0.08%	10/01/09	50,000,000
40,000,000	UBS Securities LLC To be repurchased at $40,000,089 (collateralized by $154,356,000 par amount of Government National Mortgage Association Bonds and Federal National Mortgage Association STRIPS, 0.00% to 6.00%; due 01/01/2018 to 07/15/2034; Total Market Value $41,201,958)	0.08%	10/01/09	40,000,000

	Total Repurchase Agreements (Cost $229,991,000)			229,991,000

	Total Investments — 100.1% (Cost $229,991,000 ) *			$229,991,000

	Liabilities in excess of Other Assets — (0.1%)			(130,264)

	Net Assets — 100.0%			$229,860,736

	Net Asset Value			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
See accompanying notes to schedule of investments.

Government/REPO Portfolio
(Unaudited)
Schedule of Investments
September 30, 2009
Concluded
The following is a summary of the inputs used, as of September 30, 2009 in valuing the Government/REPO Portfolio’s net assets (See notes to schedule of investments):

	Total Market		Level 2	Level 3
	Value at	Level 1	Significant	Significant
	September 30,	Quoted	Observable	Unobservable
	2009	Price	Inputs	Inputs
Investments in Securities*	$229,991,000	$—	$229,991,000	$—

*	Please refer to the schedule of investments for industry and security type breakouts.
See accompanying notes to schedule of investments.

Money Market Portfolio
(Unaudited)
Schedule of Investments
September 30, 2009

				Amortized
Par Value		Interest Rate	Maturity	Cost
U.S. TREASURY OBLIGATIONS — 7.5%
$12,000,000	U.S. Treasury Bill	0.19%	03/25/10	$11,989,208
15,000,000	U.S. Treasury Bill	0.55%	07/01/10	14,938,006
15,000,000	U.S. Treasury Bill	0.31%	07/15/10	14,963,058
27,500,000	U.S. Treasury Bill	0.39%	07/15/10	27,415,594
3,500,000	U.S. Treasury Bill	0.47%	07/29/10	3,486,246

	Total U.S. Treasury Obligations (Cost $72,792,112)			72,792,112

AGENCY OBLIGATIONS — 4.7%
20,000,000	Federal Home Loan Bank Discount Note (1)	0.50%	08/06/10	19,914,167
8,835,000	Federal Home Loan Bank Variable Rate Note (1)(2)	0.67%	02/05/10	8,835,000
10,095,000	Federal Home Loan Bank Variable Rate Note (1)(2)	0.76%	02/26/10	10,095,000
7,000,000	Federal Home Loan Mortgage Corp. Discount Note (1)	0.72%	11/05/09	6,995,100

	Total Agency Obligations (Cost $45,839,267)			45,839,267

BANK OBLIGATIONS — 43.9%

DOMESTIC CERTIFICATES OF DEPOSIT— 1.0%
10,000,000	State Street Bank & Trust Co.	0.34%	10/07/09	10,000,000

				10,000,000

YANKEE CERTIFICATES OF DEPOSIT — 42.9%
12,000,000	Banco Bilbao Vizcaya Argentaria, New York	1.07%	10/29/09	12,000,093
15,000,000	Banco Bilbao Vizcaya Argentaria, New York	0.66%	12/04/09	15,000,133
10,000,000	Banco Bilbao Vizcaya Argentaria, New York	0.57%	12/29/09	10,001,726
10,000,000	Banco Bilbao Vizcaya Argentaria, New York	0.53%	12/30/09	10,000,125
10,000,000	Barclays Bank PLC, New York	0.57%	03/24/10	10,000,000
22,000,000	BNP Paribas SA, New York	0.65%	11/20/09	22,000,000
9,000,000	BNP Paribas SA, New York	0.55%	12/04/09	9,000,000
11,000,000	DNB NOR Bank ASA, New York	0.67%	12/10/09	11,000,000
25,000,000	DNB NOR Bank ASA, New York	0.50%	01/07/10	25,000,000
15,000,000	Intesa Sanpaolo SPA, New York	0.75%	11/13/09	15,000,000
5,000,000	Intesa Sanpaolo SPA, New York	0.68%	11/20/09	5,000,000
10,000,000	Intesa Sanpaolo SPA, New York	0.55%	12/17/09	10,000,000
25,000,000	Lloyds TSB Bank PLC, New York	0.52%	10/05/09	25,000,000
25,000,000	Lloyds TSB Bank PLC, New York	0.44%	10/23/09	25,000,000
10,000,000	Lloyds TSB Bank PLC, New York	0.42%	11/04/09	10,000,000
25,000,000	Rabobank Nederland NV, New York	0.40%	02/05/10	25,000,000
15,000,000	Rabobank Nederland NV, New York (2)	0.48%	05/04/10	15,000,000
15,000,000	Royal Bank of Scotland, Connecticut	0.30%	12/30/09	15,000,000
28,000,000	Societe Generale, New York	0.52%	01/08/10	28,000,000
15,000,000	Svenska Handelsbanken, New York	0.57%	12/14/09	15,000,307
25,000,000	Svenska Handelsbanken, New York	0.52%	12/17/09	25,000,266
25,000,000	Toronto Dominion Bank, New York	0.50%	11/19/09	25,000,000
27,000,000	UBS AG, Stamford	0.61%	10/06/09	27,000,000
12,000,000	UBS AG, Stamford	0.58%	11/03/09	12,000,000
See accompanying notes to schedule of investments

Money Market Portfolio
(Unaudited)
Schedule of Investments
September 30, 2009
Continued

				Amortized
Par Value		Interest Rate	Maturity	Cost
BANK OBLIGATIONS (continued)
$15,000,000	Westpac Banking Corp., New York	0.40%	01/28/10	$15,000,000

				416,002,650

	Total Bank Obligations			426,002,650

	(Cost $426,002,650)
CORPORATE DEBT — 42.3%

COMMERCIAL PAPER — 42.1%

ASSET BACKED SECURITIES — 20.5%
15,000,000	Antalis U.S. Funding Corp.	0.42%	10/08/09	14,998,775
22,000,000	Atlantis One Funding Corp.	0.36%	10/02/09	21,999,780
20,000,000	Atlantis One Funding Corp.	0.31%	11/06/09	19,993,800
30,000,000	Barton Capital LLC	0.34%	10/02/09	29,999,717
25,000,000	Fairway Finance Co.	0.28%	11/09/09	24,992,417
45,000,000	Galleon Capital LLC	0.16%	10/07/09	44,998,800
23,000,000	Nieuw Amsterdam Receivables Corp.	0.45%	10/02/09	22,999,713
4,026,000	Romulus Funding Corp.	0.30%	10/01/09	4,026,000
6,600,000	Romulus Funding Corp.	0.45%	10/26/09	6,597,938
8,000,000	Straight-A Funding LLC	0.35%	10/09/09	7,999,378

				198,606,318

BANKS — 21.6%
40,000,000	BNP Paribas Finance, Inc.	0.30%	10/20/09	39,993,667
10,000,000	CBA (DE) Finance, Inc.	0.33%	10/06/09	9,999,541
50,000,000	Deutsche Bank Financial LLC	0.30%	11/03/09	49,986,250
40,000,000	JPMorgan Chase Funding, Inc.	0.30%	10/05/09	39,998,666
40,000,000	National Australia Funding (DE)	0.25%	10/13/09	39,996,667
30,000,000	UBS Finance (DE) LLC	0.51%	11/09/09	29,983,425

				209,958,216

	Total Commercial Paper			408,564,534

NOTES AND BONDS — 0.2%

BANKS — 0.2%
1,385,000	HSBC USA Inc. (2)	0.93%	10/15/09	1,385,000

	Total Notes and Bonds			1,385,000

	Total Corporate Debt			409,949,534

	(Cost $409,949,534)

MUNICIPAL BONDS — 3.8%
13,700,000	Cook County, Illinois, Series A, GO, Standby Bond Purchase Agreement: Bank of America NA (3)	0.70%	11/01/23	13,700,000
15,790,000	Ohio State Housing Finance Agency, Residential Mortgage RB, Standby Bond Purchase Agreement: Federal Home Loan Bank (3)	0.65%	03/01/40	15,790,000
See accompanying notes to schedule of investments

Money Market Portfolio
(Unaudited)
Schedule of Investments
September 30, 2009
Continued

				Amortized
Par Value		Interest Rate	Maturity	Cost
MUNICIPAL BONDS (continued)
$6,880,000	Wisconsin Housing and Economic Development Authority, Home Ownership RB, 2007 Series D, Standby Bond Purchase Agreement: Fortis Bank SA/NV, New York (3)	0.32%	03/01/38	$6,880,000

	Total Municipal Bonds			36,370,000

	(Cost $36,370,000)

REPURCHASE AGREEMENT — 0.9%
8,611,000	UBS Securities LLC To be repurchased at $8,611,019 (collateralized by $30,600,000 par amount of Government National Mortgage Association Notes, 6.00% to 6.50%; due 10/15/2033 to 11/15/2038; Total Market Value $8,870,598)	0.08%	10/01/09	8,611,000

	Total Repurchase Agreements			8,611,000

	(Cost $8,611,000)

	Total Investments — 103.1% (Cost $999,564,563 ) *			$999,564,563

	Liabilities in excess of Other Assets — (3.1%)			(29,778,576)

	Net Assets — 100.0%			$969,785,987

	Net Asset Value			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

(1)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

(2)	Variable rate security. Rate shown is as of report date and the date shown is the final maturity date.

(3)	Variable rate security. Rate shown is as of report date and the date shown is the final maturity date although the principal owed can be recovered through demand upon 7-days notice.

DE	Delaware

NA	National Association

RB	Revenue Bonds
See accompanying notes to schedule of investments

Money Market Portfolio
(Unaudited)
Schedule of Investments
September 30, 2009
Concluded
The following is a summary of the inputs used, as of September 30, 2009 in valuing the Money Market Portfolio’s net assets (See notes to schedule of investments):

	Total Market		Level 2	Level 3
	Value at	Level 1	Significant	Significant
	September 30,	Quoted	Observable	Unobservable
	2009	Price	Inputs	Inputs
Investments in Securities*	$ 999,564,563	$—	$ 999,564,563	$—

*	Please refer to the schedule of investments for industry and security type breakouts.
See accompanying notes to schedule of investments

Plan Investment Fund, Inc.
Notes to Schedules of Investments
(Unaudited)
September 30, 2009
Security Valuation: Pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”), securities are valued using the amortized cost method, which approximates current fair value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security. If amortized cost no longer approximates market value due to credit or other impairments of the issuer, the Investment Advisor will dispose of the security and advise the Board of Trustees (the “Board”) of this action or will ask the Board to determine whether it is in the best interests of the portfolio to continue holding the security.
Fair Value Measurement: The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. A summary of the inputs used to value the Funds’ investments as of September 30, 2009 is included with each Portfolio’s Schedule of Investments.
For more information with regards to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Plan Investment Fund, Inc.

By:	/s/ Gerard T. Mallen

	Name:	Gerard T. Mallen
	Title:	President and Chief Executive Officer
	Date:	November 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gerard T. Mallen

	Name:	Gerard T. Mallen
	Title:	Principal Executive Officer
	Date:	November 23, 2009

By:	/s/ Dale E. Palka

	Name:	Dale E. Palka
	Title:	Principal Financial Officer
	Date:	November 23, 2009